Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details)	Sep. 30, 2025 USD ($)
Schedule of Finite-Lived Intangible Assets [Abstract]
Within 1 year	$ 211,796
1 – 2 years	211,796
2 – 3 years	211,796
3 – 4 years	211,796
4 – 5 years	211,796
Thereafter	450,126
Total	$ 1,509,106